Supplement to the
Fidelity Advisor® Growth Opportunities Fund
Class A, Class T, Class B, and Class C
January 29, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Kyle Weaver (lead portfolio manager) and Steven Wymer (co-manager) have managed the fund since July 2015.

The following information replaces the biographical information found in the "Fund Management" section beginning on page 24.

Kyle Weaver is lead portfolio manager of the fund, which he has managed since July 2015. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Weaver has worked as a research analyst and portfolio manager.

Steven Wymer is co-manager of the fund which he has managed since July 2015. He also manages other funds. Since joining Fidelity Investments in 1989, Mr. Wymer has worked as a research analyst and portfolio manager.

GO-15-02  July 14, 2015
1.756209.132

Supplement to the
Fidelity Advisor® Growth Opportunities Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" beginning on page 5.

Kyle Weaver (lead portfolio manager) and Steven Wymer (co-manager) have managed the fund since July 2015.

The following information replaces the biographical information found in the "Fund Management" section beginning on page 21.

Kyle Weaver is lead portfolio manager of the fund, which he has managed since July 2015. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Weaver has worked as a research analyst and portfolio manager.

Steven Wymer is co-manager of the fund which he has managed since July 2015. He also manages other funds. Since joining Fidelity Investments in 1989, Mr. Wymer has worked as a research analyst and portfolio manager.

GOI-15-03  July 14, 2015
1.756208.128

Supplement to the
Fidelity Advisor® Growth Opportunities Fund
Class Z
January 29, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Kyle Weaver (lead portfolio manager) and Steven Wymer (co-manager) have managed the fund since July 2015.

The following information replaces the biographical information found in the "Fund Management" section beginning on page 19.

Kyle Weaver is lead portfolio manager of the fund, which he has managed since July 2015. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Weaver has worked as a research analyst and portfolio manager.

Steven Wymer is co-manager of the fund which he has managed since July 2015. He also manages other funds. Since joining Fidelity Investments in 1989, Mr. Wymer has worked as a research analyst and portfolio manager.

GOZ-15-02  July 14, 2015
1.9857241.102

Supplement to the
Fidelity Advisor® Series Growth Opportunities Fund
January 29, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" beginning on page 5.

Kyle Weaver (lead portfolio manager) and Steven Wymer (co-manager) have managed the fund since July 2015.

The following information replaces the biographical information found in the "Fund Management" section on page 14.

Kyle Weaver is lead portfolio manager of the fund, which he has managed since July 2015. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Weaver has worked as a research analyst and portfolio manager.

Steven Wymer is co-manager of the fund which he has managed since July 2015. He also manages other funds. Since joining Fidelity Investments in 1989, Mr. Wymer has worked as a research analyst and portfolio manager.

AXS3-15-02  July 14, 2015
1.9857242.102